SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS	NOTE 11 – SUBSEQUENT EVENTS On April 9, 2026, the Company issued 6,852 subordinate voting shares to directors of the Company following the vesting of RSU’s.